Discontinued operations (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating results from discontinued operations
(Loss)/income from disposal of a discontinued component		(21,967)
(Loss)/income from discontinued operations, net of tax		(19,830)	3,415
Gain from sales of discontinued operations, net of tax	7,753
Liabilities from discontinued operations
Total liabilities of discontinued operations		615
PV power plant business
Discontinued operations
Total sales price		82,268
Carrying amount of net assets of disposal group		104,235
Currency translation adjustments		7,405
Operating results from discontinued operations
Income from operations of a discontinued component, net of tax		2,137	3,415
(Loss)/income from disposal of a discontinued component		(21,967)
(Loss)/income from discontinued operations, net of tax		(19,830)	3,415
Gain from sales of discontinued operations, net of tax	7,753
Assets from discontinued operations
Other current assets		841
Property, plant and equipment, net		74,637
Total assets of discontinued operations		75,478
Liabilities from discontinued operations
Tax payables		339
Payroll and welfare payable		19
Other payables to third parties		229
Accrued expenses		28
Total liabilities of discontinued operations		615